Accrued Liabilities and Other Payables	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Accrued Liabilities and Other Payables [Line Items]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 10 — ACCRUED LIABILITIES AND OTHER PAYABLES

At June 30, 2023 and September 30, 2022, accrued liabilities and other payables consisted of the following:

	June 30, 2023	September 30, 2022
Unearned revenue	$—	$203,222
Others	19,181	29,133
Total	$19,181	$232,355

NOTE 9 — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At September 30, 2022 and 2021, accounts payable and accrued liabilities consisted of the following:

	September 30, 2022	September 30, 2021
		(as restated)
Directors’ compensation	$237,205	$170,538
Unearned revenue	203,222	49,001
Professional fees	170,058	125,697
Accounts payable	51,712	54,831
Others	29,133	29,655
Total	$691,330	$429,722